Share Capital (Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) month shares $ / shares	Dec. 31, 2018 CAD ($) month shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted | shares	965,876	1,009,100
Weighted average share price at grant date (CAD$) | $ / shares	$ 6.59	$ 6.56
Expected dividend yield	0.84%	0.70%
Expected stock price volatility (based on historical volatility)	54.00%	57.00%
Weighted average per share fair value of stock options granted (CAD$)	$ 2.95	$ 3.11
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate	1.32%	1.88%
Expected life of option (months)	42	36
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate	1.68%	2.06%
Expected life of option (months)	84	84